ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2014
Receivables
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2013	2014
	RMB	RMB	US$
Accounts receivable	100,500	263,577	42,481
Allowance for doubtful accounts	(72)	(3,230)	(521)
	100,428	260,347	41,960

The Group maintains allowance for doubtful accounts for estimated is recorded when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. As of December 31, 2013 and 2014, all accounts receivable were due from third party customers. The following table presents movement of the allowance for doubtful receivables:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Balance at the beginning of the year	—	72	12
Additions charged to general and administrative expenses	72	3,230	521
Write-off during the year	—	(72)	(12)
Balance at the end of the year	72	3,230	521